Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill, related to continuing operations, consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021
	Successor		Predecessor
Beginning balance	$—	$—	$8,444
Additions from acquisitions	—	413,977	5,627
Impairment	—	(413,977)	—
Ending balance	$—	$—	$14,071

Schedule of Intangible Assets, Net
Intangible assets, net, related to continuing operations consisted of the following (in thousands):

December 31, 2022	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$34,800	$—	$(7,300)	$27,500
Amortizing intangibles
Broker/customer relationships	9	334,700	(65,081)	—	269,619
Total intangibles		$369,500	$(65,081)	$(7,300)	$297,119

December 31, 2021	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$46,600	$—	$(11,800)	$34,800
Amortizing intangibles
Broker/customer relationships	9	334,700	(27,327)	—	307,373
Total intangibles		$381,300	$(27,327)	$(11,800)	$342,173

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net, related to continuing operations consisted of the following (in thousands):

December 31, 2022	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$34,800	$—	$(7,300)	$27,500
Amortizing intangibles
Broker/customer relationships	9	334,700	(65,081)	—	269,619
Total intangibles		$369,500	$(65,081)	$(7,300)	$297,119

December 31, 2021	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$46,600	$—	$(11,800)	$34,800
Amortizing intangibles
Broker/customer relationships	9	334,700	(27,327)	—	307,373
Total intangibles		$381,300	$(27,327)	$(11,800)	$342,173

Schedule of Estimated Amortization Expense
The estimated amortization expense for each of the five succeeding fiscal years and thereafter as of December 31, 2022 is as follows (in thousands):

Year Ending December 31,	Amount
2023	$37,189
2024	37,189
2025	37,189
2026	37,189
2027	37,189
Thereafter	83,674
Total future amortization expense	$269,619